Revenues - Summary of Contract Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deferred Income [Abstract]
Deferred revenue	$ 874	$ 866	$ 833